Intangible Assets (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

	April 30, 2021				January 31, 2021
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Developed software/ courseware	$267,014	$39,459	$227,555	$265,758	$24,669	$241,089
Customer contracts/ relationships	279,500	9,114	270,386	279,500	3,627	275,873
Trademarks and trade names	6,300	676	5,624	6,300	455	5,845
Publishing rights	35,200	4,693	30,507	35,200	2,933	32,267
Backlog	90,200	20,842	69,358	90,200	8,141	82,059
Skillsoft trademark	91,500	—	91,500	91,500	—	91,500
Total	$769,714	$74,784	$694,930	$768,458	$39,825	$728,633

Intangible assets consisted of the following (in thousands):

	Successor			Predecessor
	January 31, 2021			January 31, 2020
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Developed software/ courseware	$265,758	$24,669	$241,089	$157,168	$129,663	$27,505
Customer contracts/ relationships	279,500	3,627	275,873	670,800	466,972	203,828
Trademarks and trade names	6,300	455	5,845	45,300	27,648	17,652
Publishing rights	35,200	2,933	32,267	—	—	—
Backlog	90,200	8,141	82,059	—	—	—
Skillsoft trademark	91,500	—	91,500	186,000	—	186,000
Total	$768,458	$39,825	$728,633	$1,059,268	$624,283	$434,985

Schedule of amortization expense related to the existing finite-lived intangible assets

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2022 (Remaining 9 months)	$104,693
2023	120,579
2024	106,172
2025	94,070
2026	64,496
Thereafter	113,420
Total	$603,430

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Amortization
Fiscal Year	Expense
2022	$139,408
2023	120,339
2024	105,910
2025	93,842
2026	64,269
Thereafter	113,365
Total	$637,133

Schedule of goodwill

Description	Skillsoft	SumTotal	Consolidated
Goodwill, net January 31, 2021 (Predecessor)	$491,654	$3,350	$495,004
Foreign currency translation adjustment	(62)	—	(62)
Goodwill, net April 30, 2021 (Predecessor)	$491,592	$3,350	$494,942

Description	Skillsoft	SumTotal	Consolidated
Goodwill, January 31, 2018	$—	$—	$1,693,906
Re-allocation of goodwill upon change in reporting units	1,433,662	260,244	—
Foreign currency translation adjustment	385	22	407
Goodwill, January 31, 2019	1,434,047	260,266	1,694,313
Foreign currency translation adjustment	113	(6)	107
Impairment of goodwill	(321,340)	(119,258)	(440,598)
Goodwill, net January 31, 2020 (Predecessor)	1,112,820	141,002	1,253,822
Foreign currency translation adjustment	(158)	(4)	(162)
Impairment of goodwill	(107,934)	(69,952)	(177,886)
Canada deconsolidation	(5,100)		(5,100)
Goodwill, net August 27, 2020 (Predecessor)	$999,628	$71,046	$1,070,674
Impact of Fresh-Start Reporting	(507,843)	(67,696)	(575,539)
Goodwill, net August 28, 2020 (Successor)	$491,785	$3,350	$495,135
Foreign currency translation adjustment	(131)		(131)
Goodwill, net January 31, 2021 (Successor)	$491,654	$3,350	$495,004